Noncontrolling Interests - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021	Feb. 04, 2021
Minority Interest [Line Items]
Noncontrolling interest change in number of common units held by participants	0	0
Redeemable noncontrolling interest of common units	$ 0	$ 0
E2open Holdings, LLC
Minority Interest [Line Items]
Noncontrolling interest percentage	16.00%	16.00%	16.00%
Noncontrolling interest number of common units held by participants	35,600,000	35,600,000
E2open Holdings, LLC | Class A ordinary shares
Minority Interest [Line Items]
Conversion of stock, shares issued	1	1
E2open Holdings, LLC | Class V Common Stock
Minority Interest [Line Items]
Conversion of stock, shares issued	1	1